Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Loss before income taxes	$ (140,735)	$ (65,935)
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(37,576)	(17,671)
Increase (decrease) in income taxes resulting from:
Non-deductible (non-taxable) expenses (income), net	719	1,606
Non-deductible (non-taxable) portion of capital losses (gains), net	856	(3,312)
Non-deductible foreign exchange loss	787	0
Tax rate changes of deferred income taxes	253	267
Impact of change in U.S. tax rate	0	(4,245)
Differences in foreign statutory tax rates	1,043	134
Foreign withholding taxes	583	0
Other, net	273	342
Total income tax recovery	$ (35,148)	$ (23,147)